Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	NEEDHAM FUNDS INC
Central Index Key	0001002537
Amendment Flag	false
Document Creation Date	Apr. 28, 2016
Document Effective Date	May 01, 2016
Prospectus Date	May 01, 2016
Needham Growth Fund | Needham Growth Fund
Prospectus:
Trading Symbol	NEEGX
Needham Aggressive Growth Fund | Needham Aggressive Growth Fund
Prospectus:
Trading Symbol	NEAGX
Needham Small Cap Growth Fund | Needham Small Cap Growth Fund
Prospectus:
Trading Symbol	NESGX